Annual Fund Operating Expenses - Investor - Harding Loevner International Small Companies Portfolio - Investor Class	Feb. 28, 2021
Operating Expenses:
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.30%	[1]
Total Annual Portfolio Operating Expenses	1.55%
Fee Waiver and/or Expense Reimbursement	(0.15%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	[2]

[1]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.40% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.